SEGMENTED INFORMATION (Details - Financial information) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 9,842	$ 715,288
Cost of revenue	(313,285)	(573,932)
Depreciation and amortization	(6,781)	(29,157)
Net (loss) profit before taxation	(633,441)	(20,873)
Total assets	18,236	266,834
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	0	0
Cost of revenue	0	0
Depreciation and amortization	0	0
Net (loss) profit before taxation	0	(129,121)
Total assets	0	0
VIRGIN ISLANDS, BRITISH
Segment Reporting Information [Line Items]
Revenue	0	0
Cost of revenue	0	0
Depreciation and amortization	0	0
Net (loss) profit before taxation	(147,494)	(31,775)
Total assets	0	0
BANGLADESH
Segment Reporting Information [Line Items]
Revenue	0	(1,898)
Cost of revenue	0	(2,176)
Depreciation and amortization	0	0
Net (loss) profit before taxation	(8,588)	(32,566)
Total assets	2,403	2,485
MALAYSIA
Segment Reporting Information [Line Items]
Revenue	9,842	717,186
Cost of revenue	(313,285)	(571,756)
Depreciation and amortization	(6,781)	(29,157)
Net (loss) profit before taxation	(477,359)	172,589
Total assets	15,833	264,349
Investment Holding [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Cost of revenue	0	0
Depreciation and amortization	0	0
Net (loss) profit before taxation	(147,494)	(160,896)
Total assets	0	0
IT [Member]
Segment Reporting Information [Line Items]
Revenue	9,842	715,288
Cost of revenue	(313,285)	(573,932)
Depreciation and amortization	(6,781)	(29,157)
Net (loss) profit before taxation	(485,947)	140,023
Total assets	$ 18,236	$ 266,834